Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 601,256	$ 510,762	$ 432,676
Customer Concentration Risk | Sales Revenue, Net | Royal Dutch Shell Plc.
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 126,900	$ 115,400	$ 53,800
Percentage of voyage revenues from major customers (less than)	21.00%	23.00%	12.00%
Customer Concentration Risk | Sales Revenue, Net | Ras Laffan Liquefied Natural Gas Company Ltd.
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 71,100	$ 70,600	$ 70,300
Percentage of voyage revenues from major customers (less than)	12.00%	14.00%	16.00%
Customer Concentration Risk | Sales Revenue, Net | Natural Energy Group S.A
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 65,600
Percentage of voyage revenues from major customers (less than)	11.00%	10.00%	10.00%
Customer Concentration Risk | Sales Revenue, Net | Cheniere Marketing International LLP
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 60,600	$ 60,100	$ 60,200
Percentage of voyage revenues from major customers (less than)	11.00%	12.00%	14.00%
Customer Concentration Risk | Sales Revenue, Net | The Tangguh Production Sharing Contractors
Revenue, Major Customer [Line Items]
Voyage revenues from major customers			$ 49,700
Percentage of voyage revenues from major customers (less than)	10.00%	10.00%	11.00%